Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,381,305.12

Principal:
Principal Collections	$15,684,578.45
Prepayments in Full	$8,295,323.20
Liquidation Proceeds	$305,433.39
Recoveries	$82,405.30
Sub Total	$24,367,740.34
Collections	$25,749,045.46

Purchase Amounts:
Purchase Amounts Related to Principal	$355,582.19
Purchase Amounts Related to Interest	$2,042.61
Sub Total	$357,624.80

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,106,670.26

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	33
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$26,106,670.26
Servicing Fee	$312,658.27	$312,658.27	$0.00	$0.00	$25,794,011.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,794,011.99
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$25,794,011.99
Interest - Class A-3 Notes	$57,532.28	$57,532.28	$0.00	$0.00	$25,736,479.71
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$25,648,756.79
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,648,756.79
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$25,598,644.71
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,598,644.71
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$25,554,183.63
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,554,183.63
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$25,490,254.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,490,254.38
Regular Principal Payment	$24,056,027.17	$24,056,027.17	$0.00	$0.00	$1,434,227.21
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,434,227.21
Residual Released to Depositor	$0.00	$1,434,227.21	$0.00	$0.00	$0.00
Total		$26,106,670.26

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,056,027.17
Total					$24,056,027.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,056,027.17	$47.92	$57,532.28	$0.11	$24,113,559.45	$48.03
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$24,056,027.17	$14.94	$303,757.61	$0.19	$24,359,784.78	$15.13

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$119,032,293.27	0.2371161	$94,976,266.10	0.1891957
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$362,772,293.27	0.2253188	$338,716,266.10	0.2103775

Pool Information
Weighted Average APR	4.401%	4.408%
Weighted Average Remaining Term	29.60	28.85
Number of Receivables Outstanding	32,105	30,925
Pool Balance	$375,189,918.78	$350,251,817.26
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$362,772,293.27	$338,716,266.10
Pool Factor	0.2288114	0.2136028

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$11,535,551.16
Targeted Overcollateralization Amount	$11,535,551.16
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$11,535,551.16

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	33

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		165	$297,184.29
(Recoveries)		147	$82,405.30
Net Losses for Current Collection Period			$214,778.99
Cumulative Net Losses Last Collection Period			$9,794,171.28
Cumulative Net Losses for all Collection Periods			$10,008,950.27

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.69%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.10%	500	$7,343,541.42
61-90 Days Delinquent	0.27%	54	$954,113.40
91-120 Days Delinquent	0.06%	12	$221,589.59
Over 120 Days Delinquent	0.33%	63	$1,161,353.82
Total Delinquent Receivables	2.76%	629	$9,680,598.23

Repossession Inventory:
Repossessed in the Current Collection Period		20	$341,071.46
Total Repossessed Inventory		29	$496,881.59

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7384%
Preceding Collection Period			0.7041%
Current Collection Period			0.7106%
Three Month Average			0.7177%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4389%
Preceding Collection Period			0.3862%
Current Collection Period			0.4171%
Three Month Average			0.4141%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer